Business Combinations - Carrying value of Blair's assets and allocation of cash consideration paid (Details) - Hi-Crush Blair LLC $ in Thousands	Aug. 31, 2016 USD ($)
Business Acquisition [Line Items]
Cash	$ 75
Inventories	6,310
Prepaid expenses and other current assets	360
Due from Hi-Crush Partners LP	406
Property, plant and equipment	125,565
Other assets	700
Accounts payable	(5,653)
Accrued liabilities and other current liabilities	(2,269)
Due to sponsor	(311)
Due to Hi-Crush Partners LP	(1,240)
Asset retirement obligation	(380)
Total carrying value of net assets	123,563
Carrying value of sponsor's non-controlling interest prior to Blair Contribution	125,571
Excess purchase price over the acquired interest	(45,571)	[1]
Cost of Blair acquisition	$ 80,000

[1]	The deemed contribution attributable to the purchase price was allocated to the common unitholders and excludes the $5,000 estimated fair value of contingent consideration payable in the future.